BUSINESS ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Total cash consideration transferred (net of cash acquired)	$ 7,097	¥ 49,411	¥ 30,281
Gain recognized on remeasurement of previously held equity interest in acquiree	2,337	16,272
Purchase price allocated to the fair value of liabilities assumed			55,418
Goodwill recognized in these acquisitions	$ 10,374		2,704	¥ 72,224	¥ 13,385
Insurance brokerage license
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired			27,224
Customer relationship
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired			4,277
Several business combinations
Business Acquisition [Line Items]
Total cash consideration transferred (net of cash acquired)		49,411	30,621
Cash acquired		12,577
Fair value of existing equity interest		35,040
Gain recognized on remeasurement of previously held equity interest in acquiree		¥ 16,272
Purchase price allocated to the fair value of assets acquired			88,999	111,025
Purchase price allocated to the fair value of liabilities assumed				10,712
Purchase price allocated to the fair value of non-controlling				15,862
Goodwill recognized in these acquisitions			2,704	64,954
Summary of aggregated fair values of the assets acquired, liabilities assumed and the non controlling interest arising from acquisition
Cash acquired			¥ 2,960
Several business combinations | Insurance brokerage license
Business Acquisition [Line Items]
Amortization periods of intangible assets acquired (in years)			20 years
Several business combinations | Customer relationship
Business Acquisition [Line Items]
Amortization periods of intangible assets acquired (in years)			10 years
Several business combinations | Trade Name
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired				6,400
Amortization periods of intangible assets acquired (in years)	10 years	10 years
Several business combinations | Technology
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired				¥ 27,600
Amortization periods of intangible assets acquired (in years)	5 years	5 years